Other operating expenses	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Other operating expenses

6. Other operating expenses

	2024	2023
	US$	US$
Foreign exchange loss	-	189,426
Foreign worker levy	173,632	168,137
Impairment loss on other receivables	49,851	-
Insurance	260,787	55,694
Professional fees	633,524	109,703
Property tax	109,326	108,412
Rental and storage	409,145	594,748
Utilities	164,581	189,982
Upkeep, repair and maintenance	131,776	230,037
Chemical and incineration fees	349,769	396,428
Bank service charges	10,846	50,427
Nasdaq annual fees	65,500	-
Others	41,694	9,398
	2,400,431	2,102,392

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2024 and 2023